Restructuring Expense - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Mexico Closing [Member] Employee	Sep. 30, 2012 Mexico Closing [Member]	Dec. 31, 2012 Mexico Closing [Member] Employee	May 31, 2012 United States [Member] Employee	Sep. 30, 2013 United States [Member] Members
Restructuring Cost and Reserve [Line Items]
Number of employees replaced											10	10
No of employees expected to be terminated								520		520
Expenses and charges related to the Mexico Closing, severance		$ 2,200,000		$ 4,100,000		$ 522,000	$ 1,700,000		$ 1,700,000	$ 1,700,000
Non-cash asset impairment		1,693,779	1,328	1,693,779	1,698,356				1,700,000	1,700,000
Write down of tooling, production and test equipment						76,000
Inventory valuation allowance						19,200,000
Provision for expected losses on purchase commitments	1,900,000	785,000	1,900,000	3,400,000	5,600,000	8,500,000
Severance and termination benefits and rent costs partially offset						601,000
Remaining accrual			170,000		1,600,000
Number of employee not yet terminated								1
Expense related to the termination of the lease on the Mexico manufacturing facility	99,000		99,000
Restructuring Charges	55,275	3,908,562	184,107	5,759,814	6,212,936	598,037	1,101,992
Costs incurred or accrued in the last quarter					$ 9,433,514			$ 400,000